Statement of Consolidated Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Net income	$ 1,508	$ 1,155	$ 765
Adjustments to reconcile net income to cash provided from operations:
Depreciation and amortization	283	277	272
Deferred income taxes	17	55	108
Restructuring and other charges	84	21	23
Net realized and unrealized losses	22	25	22
Net periodic pension cost (G)	42	40	37
Stock-based compensation	73	63	50
Loss on debt redemption (Q)	15	6	2
Other	8	1	3
Changes in assets and liabilities, excluding effects of acquisitions, divestitures, and foreign currency translation adjustments:
Increase in receivables (L)	(109)	(57)	(164)
Increase in inventories	(50)	(106)	(142)
Increase in prepaid expenses and other current assets	(10)	(14)	(24)
Decrease in accounts payable, trade	(73)	(49)	(7)
Increase in accrued expenses	96	5	37
Decrease in taxes, including income taxes	(6)	(14)	(7)
Pension contributions	(70)	(79)	(36)
Increase in noncurrent assets	(14)	(3)	(4)
Increase (decrease) in noncurrent liabilities	68	(28)	(34)
Cash provided from operations	1,884	1,298	901
Financing Activities
Additions to debt (Q)	500	500	400
Repurchases and payments on debt (Q)	(765)	(865)	(876)
Debt issuance costs (Q)	(5)	(5)	(2)
Premiums paid on early redemption of debt (Q)	(15)	(5)	(1)
Repurchases of common stock (I)	(700)	(500)	(250)
Proceeds from exercise of employee stock options	1	8	11
Dividends paid to shareholders (I)	(181)	(109)	(73)
Taxes paid for net share settlement of equity awards	(46)	(49)	(77)
Redemption of preferred stock	(55)	0	0
Other	(3)	(1)	0
Cash used for financing activities	(1,269)	(1,026)	(868)
Investing Activities
Capital expenditures (C and S)	(453)	(321)	(219)
Acquisitions, net of cash acquired	0	(5)	0
Proceeds from the sale of assets and businesses (D)	9	9	2
Additions to investments	(9)	0	0
Sale of investments	15	0	2
Other	0	1	0
Cash used for investing activities	(438)	(316)	(215)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	1	(1)	0
Net change in cash, cash equivalents and restricted cash	178	(45)	(182)
Cash, cash equivalents and restricted cash at beginning of year	565	610	792
Cash, cash equivalents and restricted cash at end of year	$ 743	$ 565	$ 610